Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt Disclosure [Abstract]
Long-Term Debt
Long-term Debt
Obligations in the form of senior notes and borrowings under the credit facilities are as follows:

	December 31, 2012	December 31, 2011
Senior notes	$1,965	$1,355
Revolving loans	192	332
Total	2,157	1,687
Less: current portion	—	—
Long-term debt	$2,157	$1,687
Availability under revolving credit facility:
Total credit facility limit	$1,150	$900
Revolving loans	(192)	(332)
Letters of credit	(12)	(19)
Total available	$946	$549

Long-term debt maturities as of December 31, 2012 for each of the next five years are as follows:

Year Ended December 31,	Amount
2013	$—
2014	192
2015	—
2016	162
2017	—
Thereafter	1,800
Total	$2,154	*
_______________________

*	Excludes unamortized premiums of $3 million as of December 31, 2012.
In the year ended December 31, 2012, the Partnership borrowed $1.56 billion under its revolving credit facility; these borrowings were primarily to fund capital expenditures. During the same period, the Partnership repaid $1.7 billion with proceeds from an equity offering and an issuance of senior notes. In the years ended December 31, 2011 and 2010, the Partnership borrowed $940 million and $603 million, respectively; these funds were used primarily to finance capital expenditures and acquisitions. During the same periods, the Partnership repaid $893 million, and $738 million, respectively, of these borrowings with proceeds from equity offerings.
Revolving Credit Facility. In May 2013, RGS entered into the Sixth Amended and Restated Credit Agreement to increase the commitment to $1.2 billion with a $300 million uncommitted incremental facility and extended the maturity date to May 21, 2018. The material differences between the Fifth and Sixth Amended and Restated Credit Agreement include:

•	A 75 bps decrease in pricing, with an additional 50 bps decrease upon the achievement of an investment grade rating.

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No limitation on the maximum amount that the loan parties may invest in joint ventures existing on the date of the credit agreement so long as the Partnership is in pro forma compliance with the financial covenants.

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The addition of a “Restricted Subsidiary” structure such that certain designated subsidiaries are not subject to the credit facility covenants and do not guarantee the obligations thereunder or pledge their assets in support thereof.

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The addition of provisions such that upon the achievement of an investment grade rating by the Partnership, the collateral package will be released; the facility will become unsecured; and the covenant package will be significantly reduced;

•	An eight-quarter increase in the permitted Total Leverage Ratio; and

•	After March 2015, an increase in the permitted total leverage ratio for the two fiscal quarters following any $50 million or greater acquisition.
The new credit agreement and the guarantees are senior to the Partnership's and the guarantors' secured obligations, including the Series A Preferred Units, to the extent of the value of the assets securing such obligations. As of June 30, 2013, the Partnership was in compliance with all of the financial covenants contained within the new credit agreement.
The revolving credit facility and the guarantees are senior to the Partnership’s and the guarantors’ unsecured obligations, to the extent of the value of the assets securing such obligations.
The outstanding balance under the revolving credit facility bears interest at LIBOR plus a margin or alternate base rate (equivalent to the U.S. prime lending rate) plus a margin, or a combination of both. The alternate base rate used to calculate interest on base rate loans will be calculated based on the greatest to occur of a base rate, a federal funds effective rate plus 0.50% and an adjusted one-month LIBOR rate plus 1.00%. The applicable margin shall range from 0.625% to 1.50% for base rate loans, 1.625% to 2.50% for Eurodollar loans. The weighted average interest rate on the total amounts outstanding under the Partnership’s revolving credit facility was 2.93% and 3.18% as of December 31, 2012 and 2011, respectively.
RGS must pay (i) a commitment fee ranging from 0.30% to 0.45% per annum of the unused portion of the revolving loan commitments, (ii) a participation fee for each revolving lender participating in letters of credit ranging from 1.625% to 2.50% per annum of the average daily amount of such lender’s letter of credit exposure and (iii) a fronting fee to the issuing bank of letters of credit equal to 0.20% per annum of the average daily amount of the letter of credit exposure. These fees are included in interest expense, net in the consolidated statement of operations.
The revolving credit facility contains financial covenants requiring RGS and its subsidiaries to maintain a debt to consolidated EBITDA (as defined in the credit agreement) ratio less than 5.00 for the first eight quarters (after March 2015, an increase is allowed in the permitted total leverage ratio for the first two fiscal quarters following any $50 million or greater acquisition), consolidated EBITDA to consolidated interest expense ratio greater than 2.50 and a secured debt to consolidated EBITDA ratio less than 3.25. At December 31, 2012 and 2011, RGS and its subsidiaries were in compliance with these covenants.
The revolving credit facility restricts the ability of RGS to pay dividends and distributions other than reimbursements of the Partnership for expenses and payment of dividends to the Partnership to the amount of available cash (as defined) so long as no default or event of default has occurred or is continuing. The revolving credit facility also contains various covenants that limit (subject to certain exceptions), among other things, the ability of RGS to:

•	incur indebtedness;

•	grant liens;

•	enter into sale and leaseback transactions;

•	make certain investments, loans and advances;

•	dissolve or enter into a merger or consolidation;

•	enter into asset sales or make acquisitions;

•	enter into transactions with affiliates;

•	prepay other indebtedness or amend organizational documents or transaction documents (as defined in the revolving credit facility);

•	issue capital stock or create subsidiaries; or

•	engage in any business other than those businesses in which it was engaged at the time of the effectiveness of the revolving credit facility or reasonable extensions thereof.

The Partnership treated the May 2013 amendment of the revolving credit facility as a modification of an existing revolving credit agreement and, therefore, wrote off debt issuance costs of $1 million to interest expense, net in the period from January 1, 2013 to June 30, 2013. In addition, the Partnership capitalized $7 million of loan fees which will be amortized over the remaining term.
Senior Notes due 2016. In May 2009, the Partnership and Finance Corp. issued $250 million of senior notes in a private placement that mature on June 1, 2016 (”2016 Notes”). The 2016 Notes bear interest at 9.375% with interest payable semi-annually in arrears on June 1 and December 1. The Partnership received net proceeds of $236 million upon issuance. The net proceeds were used to partially repay revolving loans under the Partnership’s revolving credit facility.
In May 2012, the Partnership redeemed 35%, or $88 million, of the 2016 Notes, bringing the total outstanding principal amount to $162 million. Accordingly, a redemption premium of $8 million was charged to loss on debt refinancing, net in the consolidated statement of operations and accrued interest of $4 million was paid. In addition, the partnership wrote off the unamortized loan fee of $1 million and unamortized bond premium of $2 million to a loss on debt refinancing, net in the consolidated statement of operations.
In June 2013, the Partnership redeemed all of the $163 million outstanding 2016 Notes for $178 million cash, inclusive of accrued and unpaid interest of $7 million and other fees and expenses.
Senior Notes due 2018. In October, 2010, the Partnership and Finance Corp. issued $600 million of senior notes that mature on December 1, 2018 (”2018 Notes”). The 2018 Notes bear interest at 6.875% paid semi-annually in arrears on June 1 and December 1, commencing June 1, 2011. The Partnership capitalized $12 million in debt issuance costs that will be amortized to interest expense, net over the term of the senior notes. The proceeds were used to redeem the senior notes due 2013 and to partially repay outstanding borrowings under the Partnership’s revolving credit facility.
At any time before December 1, 2013, up to 35% of the 2018 Notes may be redeemed at a price of 106.875% plus accrued interest. Beginning December 1 of the years indicated below, the Partnership may redeem all or part of the 2018 Notes at the redemption prices, expressed as percentages of the principal amount, set forth below:

December 1 of year ending:	Percentage of Redemption
2014	103.438%
2015	101.719%
2016 and thereafter	100.000%

At any time prior to December 1, 2014, the Partnership may also redeem all or part of the 2018 Notes at a price equal to 100% of the principal amount redeemed plus accrued interest and the applicable premium, which equals the greater of (1) 1% of the principal amount of the note; or (2) the excess of the present value at such redemption date of (i) the redemption price of the note at December 1, 2014 plus (ii) all required interest payments due on the note through December 1, 2014, computed using a discount rate equal to the treasury rate (as defined) as of such redemption date plus 50 basis points, over the principal amount of the note.
Senior Notes due 2021. In May 2011, the Partnership and Finance Corp. issued $500 million in senior notes that mature on July 15, 2021 (”2021 Notes”). The 2021 Notes bear interest at 6.5% payable semi-annually in arrears on January 15 and July 15, commencing January 15, 2012. The Partnership capitalized $10 million in debt issuance costs that will be amortized to interest expense, net over the term of the 2021 Notes. The proceeds were used to repay borrowings outstanding under the Partnership’s revolving credit facility.
At any time prior to July 15, 2014, up to 35% of the 2021 Notes may be redeemed at a price of 106.5% plus accrued interest. Beginning on July 15 of the years indicated below, the Partnership may redeem all or part of the 2021 Notes at the redemption prices, expressed as percentages of the principal amount, set forth below:

July 15 of year ending:	Percentage of Redemption
2016	103.250%
2017	102.167%
2018	101.083%
2019 and thereafter	100.000%

At any time prior to July 15, 2016, the Partnership may also redeem all or part of the 2021 Notes at a price equal to 100% of the principal amount redeemed plus accrued interest and the applicable premium, which equals the greater of (1) 1% of the principal amount of the note; or (2) the excess of the present value at such redemption date of (i) the redemption price of the note at July 15, 2016 plus (ii) all required interest payments due on the note through July 15, 2016, computed using a discount rate equal to the treasury rate (as defined) as of such redemption date plus 50 basis points, over the principal amount of the note.
Senior Notes due 2023. In October 2012, the Partnership and Finance Corp. issued $700 million in senior notes that mature on April 15, 2023 (”2023 Notes”). The 2023 Notes bear interest at 5.5% payable semi-annually in arrears on April 15 and October 15, commencing April 15, 2013. The Partnership capitalized $13 million in debt issuance costs that will be amortized to interest expense, net over the term of the 2023 Notes. The proceeds were used to repay borrowings outstanding under the Partnership’s revolving credit facility.
At any time prior to October 15, 2015, up to 35% of the 2023 Notes may be redeemed at a price of 105.5% plus accrued interest. Beginning on October 15 of the years indicated below, the Partnership may redeem all or part of the 2023 Notes at the redemption prices, expressed as percentages of the principal amount, set forth below:

October 15 of year ending:	Percentage of Redemption
2017	102.750%
2018	101.833%
2019	100.917%
2020 and thereafter	100.000%

At any time prior to October 15, 2017, the Partnership may also redeem all or part of the 2023 Notes at a price equal to 100% of the principal amount redeemed plus accrued interest and the applicable premium, which equals the greater of (1) 1% of the principal amount of the note; or (2) the excess of the present value at such redemption date of (i) the redemption price of the note at October 15, 2017 plus (ii) all required interest payments due on the note through October 15, 2017, computed using a discount rate equal to the treasury rate (as defined) as of such redemption date plus 50 basis points, over the principal amount of the note.
Private Placement of Senior Notes due 2023. In April 2013, in conjunction with the closing of the SUGS Acquisition, the Partnership and Finance Corp. issued $600 million senior notes in a private placement (the “2023 4.5% Notes”) pursuant to Section 4(2) of the Securities Act. The 2023 4.5% Notes bear interest at 4.5% payable semi-annually in arrears on May 1 and November 1, commencing November 1, 2013 and the 2023 4.5% Notes mature on November 1, 2023.
At any time prior to August 1, 2023, we may redeem some or all of the 2023 4.5% Notes at a price equal to 100% of the principal amount plus a make-whole premium and accrued interest. On or after August 1, 2023, we may redeem some or all of the 2023 4.5% Notes at a price equal to 100% plus accrued interest.
Upon a change of control, as defined in the indenture, followed by a ratings decline within 90 days, each holder of the 2023 4.5% Notes will be entitled to require us to purchase all or a portion of its notes at a purchase price of 101% of the principal amount plus accrued interest and liquidated damages, if any. Our ability to purchase the notes upon a change of control will be limited by the terms of our debt agreements, including our revolving credit facility.
The 2023 4.5% Notes contain various covenants that limit, among other things, our ability, and the ability of certain of our subsidiaries, to:

•	incur additional indebtedness;

•	pay distributions on, or repurchase or redeem equity interest;

•	make certain investments;

•	incur liens;

•	enter into certain types of transactions with affiliates; and

•	sell assets, consolidate or merge with or into other companies.
If the 2023 4.5% Notes achieve investment grade ratings by both Moody’s and S&P and no default or event or default has occurred and is continuing, we will no longer be subject to many of the foregoing covenants.
The 2023 4.5% Notes are jointly and severally guaranteed by all of our consolidated subsidiaries, other than Finance Corp. and a minor subsidiary. PEPL Holdings provided a guarantee of collection with respect to the payment of the principal amounts of the senior notes issued by us. The senior notes and the guarantees are unsecured and rank equally with all of our and the guarantors’ existing and future unsecured obligations. The senior notes and the guarantees will be senior in right of payment to any of our and the guarantor’s future obligations that are, by their terms, expressly subordinated in right of payment to the notes and the guarantees. The senior notes and the guarantees will be effectively subordinated to our and the guarantors’ secured obligations, including our revolving credit facility, to the extent of the value of the assets securing such obligations.
Senior Notes Covenants. Upon a change of control, as defined in the indenture, followed by a rating decline within 90 days, each holder of the 2018 Notes, 2021 Notes, 2023 Notes, and 2023 4.5% Notes (collectively the “Senior Notes”) will be entitled to require the Partnership to purchase all or a portion of its notes at a purchase price of 101% plus accrued interest and liquidated damages, if any. The Partnership’s ability to purchase the notes upon a change of control will be limited by the terms of our debt agreements, including the Partnership’s revolving credit facility.
The Senior Notes contain various covenants that limit, among other things, the Partnership’s ability, and the ability of certain of its subsidiaries, to:

•	incur additional indebtedness;

•	pay distributions on, or repurchase or redeem equity interests;

•	make certain investments;

•	incur liens;

•	enter into certain types of transactions with affiliates; and

•	sell assets, consolidate or merge with or into other companies.
If the Senior Notes achieve investment grade ratings by both Moody’s and S&P and no default or event of default has occurred and is continuing, the Partnership will no longer be subject to many of the foregoing covenants. At December 31, 2012, the Partnership was in compliance with these covenants.
The Senior Notes are jointly and severally guaranteed by all of the Partnership’s current consolidated subsidiaries, other than Finance Corp. and several minor subsidiaries, and by certain of its future subsidiaries. The Senior Notes and the guarantees are unsecured and rank equally with all of the Partnership’s and the guarantors’ existing and future unsecured obligations. The Senior Notes and the guarantees will be senior in right of payment to any of the Partnership’s and the guarantors’ future obligations that are, by their terms, expressly subordinated in right of payment to the notes and the guarantees. The Senior Notes and the guarantees will be effectively subordinated to the Partnership’s and the guarantors’ secured obligations, including the Partnership’s revolving credit facility, to the extent of the value of the assets securing such obligations.
Finance Corp. has no operations and will not have revenues other than as may be incidental as co-issuer of the Senior Notes. Since the Partnership has no independent operations, the guarantees are fully unconditional and joint and several of its subsidiaries, except for a minor subsidiary, the Partnership has not included condensed consolidated financial information of guarantors of the Senior Notes.